Equity - Treasury Stock - Additional Information (Details) - shares	7 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Equity
Treasury stock as a percentage of capital, held by parent		1.02%	1.04%
Treasury stock | Class A, Ordinary shares
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan		166,208
Treasury shares, beginning of period		3,944,430
Treasury stock | Class B, Preference shares
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan			1,316,825
Treasury shares, beginning of period		3,201,374	4,518,199
Treasury stock | Class B, Preference shares | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	1,316,825
Treasury stock | Class A and Class B shares
Equity
Treasury stock as a percentage of capital, held by parent		1.02%	1.04%